UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile II Funds

(Institutional Class, Initial Class and Class L)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile II Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	47.60%
International Equity	6.28
Large Cap Equity	10.81
Mid Cap Equity	5.82
Real Estate Equity	4.98
Small Cap Equity	1.92
Fixed Interest Contract	22.59
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$990.30	$0.70*

Hypothetical (5% return before expenses)	$1,000.00	$1,006.36	$2.01*

Initial Class
Actual	$1,000.00	$1,006.60	$2.51**

Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.53**

Class L
Actual	$1,000.00	$1,004.90	$3.81**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.84**

* Expenses are equal to the Fund’s annualized expense ratio of 0.40% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.31%.

** Expenses are equal to the Fund’s annualized expense ratio of 0.50% for the Initial Class shares, and 0.76% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.31%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile II Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	33.30%
International Equity	10.13
Large Cap Equity	17.45
Mid Cap Equity	9.39
Real Estate Equity	4.47
Small Cap Equity	3.11
Fixed Interest Contract	22.15
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$989.40	$0.70*

Hypothetical (5% return before expenses)	$1,000.00	$11,006.36	$2.01*

Initial Class
Actual	$1,000.00	$1,009.70	$2.61**

Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.63**

Class L
Actual	$1,000.00	$1,009.10	$4.02**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.04**

* Expenses are equal to the Fund’s annualized expense ratio of 0.40% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.34%.

** Expenses are equal to the Fund’s annualized expense ratio of 0.53% for the Initial Class shares, and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.34%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile II Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	24.16%
International Equity	14.07
Large Cap Equity	24.27
Mid Cap Equity	13.05
Real Estate Equity	4.00
Small Cap Equity	4.33
Fixed Interest Contract	16.12
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$989.20	$0.80*

Hypothetical (5% return before expenses)	$1,000.00	$1,006.06	$2.31*

Initial Class
Actual	$1,000.00	$1,015.10	$2.82**

Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.83**

Class L
Actual	$1,000.00	$1,012.90	$4.23**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.24**

* Expenses are equal to the Fund’s annualized expense ratio of 0.46% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

** Expenses are equal to the Fund’s annualized expense ratio of 0.57% for the Initial Class shares, and 0.84% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.37%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile II Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	18.31%
International Equity	17.42
Large Cap Equity	30.11
Mid Cap Equity	16.16
Real Estate Equity	3.50
Small Cap Equity	5.37
Fixed Interest Contract	9.13
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$989.70	$0.80*

Hypothetical (5% return before expenses)	$1,000.00	$1,006.06	$2.31*

Initial Class
Actual	$1,000.00	$1,018.70	$3.13**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.13**

Class L
Actual	$1,000.00	$1,015.60	$4.43**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.44**

* Expenses are equal to the Fund’s annualized expense ratio of 0.47% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.41%.

** Expenses are equal to the Fund’s annualized expense ratio of 0.62% for the Initial Class shares, and 0.89% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.41%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile II Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
International Equity	24.56%
Large Cap Equity	42.23
Mid Cap Equity	22.67
Real Estate Equity	3.00
Small Cap Equity	7.54
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)
Institutional Class
Actual	$1,000.00	$989.10	$0.99*

Hypothetical (5% return before expenses)	$1,000.00	$1,005.56	$2.81*

Initial Class
Actual	$1,000.00	$1,023.90	$3.44**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.44**

Class L
Actual	$1,000.00	$1,023.60	$4.76**

Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.75**

* Expenses are equal to the Fund’s annualized expense ratio of 0.57% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect share class’s inception date of May 1, 2015 through June 30, 2015. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.47%.

** Expenses are equal to the Fund’s annualized expense ratio of 0.69% for the Initial Class shares, and 0.95% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.47%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
3,559,171	Great-West Federated Bond Fund Institutional Class(a)	$	34,844,289
4,713,915	Great-West Loomis Sayles Bond Fund Institutional Class(a)		45,489,277
2,340,067	Great-West Putnam High Yield Bond Institutional Class(a)		22,558,245
2,784,668	Great-West Short Duration Bond Fund Institutional Class(a)		27,790,985
4,622,122	Great-West Templeton Global Bond Fund Institutional Class(a)		44,372,375
3,542,565	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)		34,894,260

TOTAL BOND MUTUAL FUNDS — 47.61% (Cost $217,458,215)		$	209,949,431

EQUITY MUTUAL FUNDS
692,941	Great-West American Century Growth Fund Institutional Class(a)		6,977,913
2,071,569	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		20,342,808
301,033	Great-West Invesco Small Cap Value Fund Institutional Class(a)		3,025,384
301,781	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		3,026,862
936,863	Great-West MFS International Growth Fund Institutional Class(a)		9,096,935
1,915,772	Great-West MFS International Value Fund Institutional Class(a)		18,621,308

Shares			Fair Value

Equity Mutual Funds — (continued)
690,219	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	6,978,115
1,702,787	Great-West Putnam Equity Income Fund Institutional Class(a)		16,874,619
2,328,037	Great-West Real Estate Index Fund Institutional Class(a)		21,976,666
232,823	Great-West Small Cap Growth Fund Institutional Class(a)		2,423,691
1,745,799	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		16,864,422
522,638	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		5,320,459

TOTAL EQUITY MUTUAL FUNDS — 29.82% (Cost $126,758,319)		$	131,529,182

Account Balance

FIXED INTEREST CONTRACT
99,652,836(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		99,652,836

TOTAL FIXED INTEREST CONTRACT — 22.60% (Cost $99,652,836)		$	99,652,836

TOTAL INVESTMENTS — 100.03% (Cost $443,869,370)		$	441,131,449

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$	(139,066)

TOTAL NET ASSETS — 100.00%		$	440,992,383

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,118,354	Great-West Federated Bond Fund Institutional Class(a)	$	10,948,689
1,480,340	Great-West Loomis Sayles Bond Fund Institutional Class(a)		14,285,282
735,879	Great-West Putnam High Yield Bond Institutional Class(a)		7,093,877
109,602	Great-West Short Duration Bond Fund Institutional Class(a)		1,093,825
1,457,477	Great-West Templeton Global Bond Fund Institutional Class(a)		13,991,777
1,112,621	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)		10,959,319

TOTAL BOND MUTUAL FUNDS — 33.31% (Cost $60,663,414)		$	58,372,769

EQUITY MUTUAL FUNDS
443,725	Great-West American Century Growth Fund Institutional Class(a)		4,468,311
1,327,946	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		13,040,431
193,396	Great-West Invesco Small Cap Value Fund Institutional Class(a)		1,943,627
194,076	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		1,946,578
600,474	Great-West MFS International Growth Fund Institutional Class(a)		5,830,602
1,226,215	Great-West MFS International Value Fund Institutional Class(a)		11,918,812

Shares		Fair Value

Equity Mutual Funds — (continued)
441,914	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	4,467,755
1,091,937	Great-West Putnam Equity Income Fund Institutional Class(a)		10,821,094
830,488	Great-West Real Estate Index Fund Institutional Class(a)		7,839,802
150,587	Great-West Small Cap Growth Fund Institutional Class(a)		1,567,609
1,120,577	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		10,824,774
335,140	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		3,411,730

TOTAL EQUITY MUTUAL FUNDS — 44.56% (Cost $76,544,629)		$	78,081,125

Account Balance

FIXED INTEREST CONTRACT
38,821,493(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		38,821,493

TOTAL FIXED INTEREST CONTRACT — 22.16% (Cost $38,821,493)		$	38,821,493

TOTAL INVESTMENTS — 100.03% (Cost $176,029,536)		$	175,275,387

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$	(56,513)

TOTAL NET ASSETS — 100.00%		$	175,218,874

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
5,494,938	Great-West Federated Bond Fund Institutional Class(a)	$	53,795,440
7,278,197	Great-West Loomis Sayles Bond Fund Institutional Class(a)		70,234,600
3,611,996	Great-West Putnam High Yield Bond Institutional Class(a)		34,819,638
538,755	Great-West Short Duration Bond Fund Institutional Class(a)		5,376,779
7,138,110	Great-West Templeton Global Bond Fund Institutional Class(a)		68,525,853
5,466,567	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)		53,845,691

TOTAL BOND MUTUAL FUNDS — 24.17% (Cost $298,331,522)		$	286,598,001

EQUITY MUTUAL FUNDS
4,181,992	Great-West American Century Growth Fund Institutional Class(a)		42,112,658
12,495,545	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		122,706,254
1,822,120	Great-West Invesco Small Cap Value Fund Institutional Class(a)		18,312,310
1,829,250	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		18,347,383
5,631,957	Great-West MFS International Growth Fund Institutional Class(a)		54,686,301
11,539,792	Great-West MFS International Value Fund Institutional Class(a)		112,166,776

Shares		Fair Value

Equity Mutual Funds — (continued)
4,163,970	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	42,097,737
10,282,953	Great-West Putnam Equity Income Fund Institutional Class(a)		101,904,062
5,030,221	Great-West Real Estate Index Fund Institutional Class(a)		47,485,287
1,413,169	Great-West Small Cap Growth Fund Institutional Class(a)		14,711,091
10,535,973	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		101,777,502
3,158,943	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		32,158,036

TOTAL EQUITY MUTUAL FUNDS — 59.74% (Cost $644,557,939)		$	708,465,397

Account Balance

FIXED INTEREST CONTRACT
191,189,440(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		191,189,440

TOTAL FIXED INTEREST CONTRACT — 16.12% (Cost $191,189,440)		$	191,189,440

TOTAL INVESTMENTS — 100.03% (Cost $1,134,078,901)		$	1,186,252,838

OTHER ASSETS & LIABILITIES, NET — (0.03)%		$	(391,442)

TOTAL NET ASSETS — 100.00%		$	1,185,861,396

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

BOND MUTUAL FUNDS
1,285,969	Great-West Federated Bond Fund Institutional Class(a)	$	12,589,637
1,703,680	Great-West Loomis Sayles Bond Fund Institutional Class(a)		16,440,515
849,925	Great-West Putnam High Yield Bond Institutional Class(a)		8,193,276
874,210	Great-West Short Duration Bond Fund Institutional Class(a)		8,724,612
1,681,927	Great-West Templeton Global Bond Fund Institutional Class(a)		16,146,496
1,279,105	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)		12,599,180

TOTAL BOND MUTUAL FUNDS — 18.32% (Cost $77,358,421)		$	74,693,716

EQUITY MUTUAL FUNDS
1,782,817	Great-West American Century Growth Fund Institutional Class(a)		17,952,964
5,316,740	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		52,210,390
775,643	Great-West Invesco Small Cap Value Fund Institutional Class(a)		7,795,216
779,459	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		7,817,974
2,398,358	Great-West MFS International Growth Fund Institutional Class(a)		23,288,058
4,914,888	Great-West MFS International Value Fund Institutional Class(a)		47,772,710

Shares		Fair Value

Equity Mutual Funds — (continued)
1,775,279	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	17,948,067
4,384,027	Great-West Putnam Equity Income Fund Institutional Class(a)		43,445,705
1,511,578	Great-West Real Estate Index Fund Institutional Class(a)		14,269,301
602,597	Great-West Small Cap Growth Fund Institutional Class(a)		6,273,034
4,500,603	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		43,475,821
1,345,916	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		13,701,428

TOTAL EQUITY MUTUAL FUNDS — 72.59% (Cost $278,200,052)		$	295,950,668

Account Balance

FIXED INTEREST CONTRACT
37,216,491(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		37,216,491

TOTAL FIXED INTEREST CONTRACT — 9.13% (Cost $37,216,491)		$	37,216,491

TOTAL INVESTMENTS — 100.04% (Cost $392,774,964)		$	407,860,875

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(154,643)

TOTAL NET ASSETS — 100.00%		$	407,706,232

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

EQUITY MUTUAL FUNDS
4,166,185	Great-West American Century Growth Fund Institutional Class(a)	$	41,953,478
12,432,479	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		122,086,943
1,819,148	Great-West Invesco Small Cap Value Fund Institutional Class(a)		18,282,437
1,823,001	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		18,284,697
5,630,530	Great-West MFS International Growth Fund Institutional Class(a)		54,672,446
11,535,008	Great-West MFS International Value Fund Institutional Class(a)		112,120,275
4,149,414	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)		41,950,579

Shares		Fair Value

Equity Mutual Funds — (continued)
10,239,690	Great-West Putnam Equity Income Fund Institutional Class(a)	$	101,475,333
2,162,241	Great-West Real Estate Index Fund Institutional Class(a)		20,411,556
1,405,399	Great-West Small Cap Growth Fund Institutional Class(a)		14,630,202
10,504,528	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		101,473,742
3,134,096	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		31,905,098

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $621,600,431)		$	679,246,786

TOTAL INVESTMENTS — 100.04% (Cost $621,600,431)		$	679,246,786

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$	(282,395)

TOTAL NET ASSETS — 100.00%		$	678,964,391

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$441,131,449	$175,275,387	$1,186,252,838
Subscriptions receivable	1,567,819	235,102	3,154,071
Receivable for investments sold	604,170	109,543	3,643,993

Total Assets	443,303,438	175,620,032	1,193,050,902

LIABILITIES:
Payable for administrative services fees	112,561	46,228	365,112
Redemptions payable	1,561,178	260,471	6,498,764
Payable for investments purchased	610,811	84,175	299,300
Payable for distribution fees	26,505	10,284	26,330

Total Liabilities	2,311,055	401,158	7,189,506

NET ASSETS	$440,992,383	$175,218,874	$1,185,861,396

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,045,823	$1,903,960	$14,823,687
Paid-in capital in excess of par	455,921,879	175,358,022	1,218,121,061
Net unrealized appreciation (depreciation)	(2,737,921)	(754,149)	52,173,937
Undistributed net investment income	4,662,537	952,906	12,341,481
Accumulated net realized loss	(21,899,935)	(2,241,865)	(111,598,770)

NET ASSETS	$440,992,383	$175,218,874	$1,185,861,396

NET ASSETS BY CLASS
Initial Class	$303,617,539	$123,851,514	$1,043,439,820

Class L	$132,207,186	$51,357,462	$131,471,920

Institutional Class	$5,167,658	$9,898	$10,949,656

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000	250,000,000
Class L	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Initial Class	36,026,989	13,791,002	134,713,276
Class L	13,904,472	5,247,589	12,409,844
Institutional Class	526,773	1,009	1,113,745

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.43	$8.98	$7.75

Class L	$9.51	$9.79	$10.59

Institutional Class	$9.81	$9.81	$9.83

(a) Cost of investments, affiliated	$443,869,370	$176,029,536	$1,134,078,901

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$407,860,875	$679,246,786
Subscriptions receivable	628,488	2,056,619
Receivable for investments sold	139,048	1,888,145

Total Assets	408,628,411	683,191,550

LIABILITIES:
Payable to investment adviser	16,257	61,149
Payable for administrative services fees	126,658	213,219
Redemptions payable	720,098	3,944,764
Payable for investments purchased	47,439	–
Payable for distribution fees	11,727	8,027

Total Liabilities	922,179	4,227,159

NET ASSETS	$407,706,232	$678,964,391

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,639,506	$8,357,271
Paid-in capital in excess of par	387,709,108	664,580,989
Net unrealized appreciation	15,085,911	57,646,355
Undistributed net investment income	2,595,862	12,438,402
Accumulated net realized loss	(2,324,155)	(64,058,626)

NET ASSETS	$407,706,232	$678,964,391

NET ASSETS BY CLASS
Initial Class	$350,559,825	$626,229,333

Class L	$57,136,515	$39,086,959

Institutional Class	$9,892	$13,648,099

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000
Issued and Outstanding
Initial Class	40,547,942	79,062,702
Class L	5,846,108	3,125,543
Institutional Class	1,005	1,384,460

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.65	$7.92

Class L	$9.77	$12.51

Institutional Class	$9.84	$9.86

(a) Cost of investments, affiliated	$392,774,964	$621,600,431

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$723,133	$264,265	$1,392,963
Dividends, affiliated	4,022,688	1,362,731	8,167,342

Total Income	4,745,821	1,626,996	9,560,305

EXPENSES:
Management fees	215,745	80,698	585,141
Administrative services fees - Initial Class	185,132	73,386	630,748
Administrative services fees - Class L	73,693	28,453	71,457
Distribution fees - Class L	139,496	50,175	130,624

Total Expenses	614,066	232,712	1,417,970

Less amount waived for management fees	61,307	22,750	108,795

Net Expenses	552,759	209,962	1,309,175

NET INVESTMENT INCOME	4,193,062	1,417,034	8,251,130

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	2,338,610	1,299,449	16,418,807
Net change in unrealized depreciation on investments	(4,283,524)	(1,552,006)	(8,856,637)

Net Realized and Unrealized Gain (Loss)	(1,944,914)	(252,557)	7,562,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,248,148	$1,164,477	$15,813,300

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$264,791	$–
Dividends, affiliated	2,454,415	2,814,939

Total Income	2,719,206	2,814,939

EXPENSES:
Management fees	197,702	346,218
Administrative services fees - Initial Class	208,847	387,820
Administrative services fees - Class L	32,444	22,722
Distribution fees - Class L	56,713	44,483

Total Expenses	495,706	801,243

Less amount waived for management fees	19,931	–

Net Expenses	475,775	801,243

NET INVESTMENT INCOME	2,243,431	2,013,696

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	5,357,741	18,434,267
Net change in unrealized depreciation on investments	(1,242,680)	(3,651,811)

Net Realized and Unrealized Gain	4,115,061	14,782,456

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,358,492	$16,796,152

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Conservative Profile II Fund

OPERATIONS:
Net investment income	$4,193,062	$11,197,272
Net realized gain	2,338,610	15,785,645
Net change in unrealized depreciation	(4,283,524)	(6,824,645)

Net Increase in Net Assets Resulting from Operations	2,248,148	20,158,272

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(3,150,746)	(10,207,701)
Class L	(1,059,812)	(1,818,402)
Institutional Class	(94)	N/A

From net investment income	(4,210,652)	(12,026,103)

From net realized gains
Initial Class	–	(11,886,862)
Class L	–	(2,671,711)

From net realized gains	0	(14,558,573)

Total Distributions	(4,210,652)	(26,584,676)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	48,185,169	123,483,902
Class L	64,010,950	48,581,496
Institutional Class	5,254,719	N/A
Shares issued in reinvestment of distributions
Initial Class	3,150,746	22,094,563
Class L	1,059,812	4,490,113
Institutional Class	94	N/A
Shares redeemed
Initial Class	(74,112,127)	(155,949,481)
Class L	(21,321,590)	(22,177,575)
Institutional Class	(44,841)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	26,182,932	20,523,018

Total Increase in Net Assets	24,220,428	14,096,614

NET ASSETS:
Beginning of period	416,771,955	402,675,341

End of period(a)	$440,992,383	$416,771,955

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	5,623,033	14,090,828
Class L	6,629,912	4,949,429
Institutional Class	531,307	N/A
Shares issued in reinvestment of distributions
Initial Class	370,676	2,561,077
Class L	110,512	464,110
Institutional Class	10	N/A
Shares redeemed
Initial Class	(8,646,683)	(17,764,447)
Class L	(2,209,180)	(2,261,784)
Institutional Class	(4,544)	N/A

Net Increase	2,405,043	2,039,213

(a) Including undistributed net investment income:	$4,662,537	$4,680,127

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Moderately Conservative Profile II Fund

OPERATIONS:
Net investment income	$1,417,034	$3,959,345
Net realized gain	1,299,449	7,041,744
Net change in unrealized depreciation	(1,552,006)	(3,699,781)

Net Increase in Net Assets Resulting from Operations	1,164,477	7,301,308

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,066,901)	(3,513,898)
Class L	(357,551)	(540,807)
Institutional Class	(85)	N/A

From net investment income	(1,424,537)	(4,054,705)

From net realized gains
Initial Class	–	(4,807,433)
Class L	–	(789,743)

From net realized gains	0	(5,597,176)

Total Distributions	(1,424,537)	(9,651,881)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	23,685,398	35,588,140
Class L	34,801,069	24,330,453
Institutional Class	10,000	N/A
Shares issued in reinvestment of distributions
Initial Class	1,066,901	8,321,331
Class L	357,551	1,330,550
Institutional Class	85	N/A
Shares redeemed
Initial Class	(19,391,683)	(34,373,884)
Class L	(12,047,663)	(5,303,835)

Net Increase in Net Assets Resulting from Capital Share Transactions	28,481,658	29,892,755

Total Increase in Net Assets	28,221,598	27,542,182

NET ASSETS:
Beginning of period	146,997,276	119,455,094

End of period(a)	$175,218,874	$146,997,276

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	2,595,047	3,840,673
Class L	3,501,116	2,427,303
Institutional Class	1,000	N/A
Shares issued in reinvestment of distributions
Initial Class	117,371	910,413
Class L	36,116	134,641
Institutional Class	9	N/A
Shares redeemed
Initial Class	(2,129,709)	(3,709,694)
Class L	(1,213,953)	(529,605)

Net Increase	2,906,997	3,073,731

(a) Including undistributed net investment income:	$952,906	$960,409

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Moderate Profile II Fund

OPERATIONS:
Net investment income	$8,251,130	$33,767,396
Net realized gain	16,418,807	75,326,261
Net change in unrealized depreciation	(8,856,637)	(38,116,549)

Net Increase in Net Assets Resulting from Operations	15,813,300	70,977,108

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(7,753,213)	(33,518,995)
Class L	(569,046)	(1,630,113)
Institutional Class	(63)	N/A

From net investment income	(8,322,322)	(35,149,108)

From net realized gains
Initial Class	–	(69,472,385)
Class L	–	(3,932,122)

From net realized gains	0	(73,404,507)

Total Distributions	(8,322,322)	(108,553,615)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	142,647,690	286,120,409
Class L	65,141,568	47,616,753
Institutional Class	11,114,968	N/A
Shares issued in reinvestment of distributions
Initial Class	7,753,213	102,991,380
Class L	569,046	5,562,235
Institutional Class	63	N/A
Shares redeemed
Initial Class	(173,047,875)	(347,289,529)
Class L	(20,575,060)	(23,358,359)
Institutional Class	(1)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	33,603,612	71,642,889

Total Increase in Net Assets	41,094,590	34,066,382

NET ASSETS:
Beginning of period	1,144,766,806	1,110,700,424

End of period(a)	$1,185,861,396	$1,144,766,806

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	18,172,065	35,433,706
Class L	6,059,674	4,421,451
Institutional Class	1,113,738	N/A
Shares issued in reinvestment of distributions
Initial Class	986,414	13,043,414
Class L	52,885	520,254
Institutional Class	7	N/A
Shares redeemed
Initial Class	(22,046,962)	(42,993,427)
Class L	(1,919,210)	(2,167,211)

Net Increase	2,418,611	8,258,187

(a) Including undistributed net investment income:	$12,341,481	$12,412,673

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Moderately Aggressive Profile II Fund

OPERATIONS:
Net investment income	$2,243,431	$11,044,915
Net realized gain	5,357,741	26,051,572
Net change in unrealized depreciation	(1,242,680)	(13,635,393)

Net Increase in Net Assets Resulting from Operations	6,358,492	23,461,094

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,041,715)	(10,526,905)
Class L	(242,820)	(585,139)
Institutional Class	(58)	N/A

From net investment income	(2,284,593)	(11,112,044)

From net realized gains
Initial Class	–	(21,003,212)
Class L	–	(1,225,386)

From net realized gains	0	(22,228,598)

Total Distributions	(2,284,593)	(33,340,642)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	48,835,877	87,617,615
Class L	40,445,849	24,236,942
Institutional Class	10,000	N/A
Shares issued in reinvestment of distributions
Initial Class	2,041,715	31,530,117
Class L	242,820	1,810,525
Institutional Class	58	N/A
Shares redeemed
Initial Class	(44,429,185)	(80,330,524)
Class L	(12,829,236)	(6,675,864)

Net Increase in Net Assets Resulting from Capital Share Transactions	34,317,898	58,188,811

Total Increase in Net Assets	38,391,797	48,309,263

NET ASSETS:
Beginning of period	369,314,435	321,005,172

End of period(a)	$407,706,232	$369,314,435

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	5,586,315	9,802,019
Class L	4,084,912	2,440,187
Institutional Class	999	N/A
Shares issued in reinvestment of distributions
Initial Class	232,013	3,598,730
Class L	24,404	184,267
Institutional Class	6	N/A
Shares redeemed
Initial Class	(5,073,344)	(8,983,497)
Class L	(1,289,957)	(669,742)

Net Increase	3,565,348	6,371,964

(a) Including undistributed net investment income:	$2,595,862	$2,637,024

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Aggressive Profile II Fund

OPERATIONS:
Net investment income	$2,013,696	$21,992,655
Net realized gain	18,434,267	70,627,428
Net change in unrealized depreciation	(3,651,811)	(39,127,181)

Net Increase in Net Assets Resulting from Operations	16,796,152	53,492,902

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,082,758)	(21,419,280)
Class L	(27,886)	(472,076)
Institutional Class	(32)	N/A

From net investment income	(2,110,676)	(21,891,356)

From net realized gains
Initial Class	–	(67,561,905)
Class L	–	(1,808,915)

From net realized gains	0	(69,370,820)

Total Distributions	(2,110,676)	(91,262,176)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	94,131,575	189,044,948
Class L	18,894,783	18,306,728
Institutional Class	14,036,938	N/A
Shares issued in reinvestment of distributions
Initial Class	2,082,758	88,981,185
Class L	27,886	2,280,991
Institutional Class	32	N/A
Shares redeemed
Initial Class	(136,137,240)	(234,758,368)
Class L	(8,409,064)	(8,744,268)
Institutional Class	(53,770)	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(15,426,102)	55,111,216

Total Increase (Decrease) in Net Assets	(740,626)	17,341,942

NET ASSETS:
Beginning of period	679,705,017	662,363,075

End of period(a)	$678,964,391	$679,705,017

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	11,760,162	22,709,939
Class L	1,501,949	1,452,285
Institutional Class	1,389,822	N/A
Shares issued in reinvestment of distributions
Initial Class	256,497	11,076,341
Class L	2,177	182,635
Institutional Class	3	N/A
Shares redeemed
Initial Class	(16,976,027)	(28,199,396)
Class L	(664,308)	(694,669)
Institutional Class	(5,365)	N/A

Net Increase (Decrease)	(2,735,090)	6,527,135

(a) Including undistributed net investment income:	$12,438,402	$12,535,382

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2015 (Unaudited)

Great-West Conservative Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$2,248,148
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(88,556,547)
Proceeds from sale of investments	63,030,772
Increase in accrued interest on Great-West Life & Annuity Contract	(723,133)
Net realized gain on investments	(2,338,610)
Net change in unrealized depreciation on investments	4,283,524
Increase in receivable for investments sold	(92,935)
Decrease in payable to investment adviser	(37,339)
Increase in payable for administrative services fees	112,561
Decrease in payable for investments purchased	(164,332)
Increase in payable for distribution fees	8,344

Net Cash Used in Operating Activities	(22,229,547)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	117,042,084
Payment on shares redeemed	(94,812,537)

Net Cash Provided by Financing Activities	22,229,547

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$4,210,652

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2015 (Unaudited)

Great-West Moderately Conservative Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,164,477
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(51,279,736)
Proceeds from sale of investments	23,032,055
Increase in accrued interest on Great-West Life & Annuity Contract	(264,265)
Net realized gain on investments	(1,299,449)
Net change in unrealized depreciation on investments	1,552,006
Increase in receivable for investments sold	(99,336)
Decrease in payable to investment adviser	(13,060)
Increase in payable for administrative services fees	46,228
Decrease in payable for investments purchased	(52,243)
Increase in payable for distribution fees	4,622

Net Cash Used in Operating Activities	(27,208,701)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	58,510,818
Payment on shares redeemed	(31,302,117)

Net Cash Provided by Financing Activities	27,208,701

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$1,424,537

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2015 (Unaudited)

Great-West Moderate Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$15,813,300
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(173,994,828)
Proceeds from sale of investments	141,585,249
Increase in accrued interest on Great-West Life & Annuity Contract	(1,392,963)
Net realized gain on investments	(16,418,807)
Net change in unrealized depreciation on investments	8,856,637
Increase in receivable for investments sold	(1,215,133)
Decrease in payable to investment adviser	(103,505)
Increase in payable for administrative services fees	365,112
Increase in payable for investments purchased	299,300
Increase in payable for distribution fees	8,514

Net Cash Used in Operating Activities	(26,197,124)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	217,254,971
Payment on shares redeemed	(191,057,847)

Net Cash Provided by Financing Activities	26,197,124

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$8,322,322

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.46		$8.61		$8.56		$8.20		$8.92	$8.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(a)	0.24	(a)	0.24	(a)	0.21	(a)	0.23	0.20
Net realized and unrealized gain (loss)	(0.02)		0.20		0.40		0.54		(0.12)	0.56

Total From Investment Operations	0.06		0.44		0.64		0.75		0.11	0.76

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.27)		(0.21)		(0.23)		(0.20)	(0.20)
From net realized gains	–		(0.32)		(0.38)		(0.16)		(0.63)	(0.20)

Total Distributions	(0.09)		(0.59)		(0.59)		(0.39)		(0.83)	(0.40)

NET ASSET VALUE, END OF PERIOD	$8.43		$8.46		$8.61		$8.56		$8.20	$8.92

TOTAL RETURN(b)	0.66%	(c) (d)	5.05%		7.68%		9.10%		1.29%	9.02%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$303,618		$327,351		$342,761		$326,193		$295,168	$312,477
Ratio of expenses to average net assets(e)			0.10%		0.10%		0.10%		0.10%	0.10%
Before waiver	0.22%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.19%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.93%	(f)	2.70%		2.66%		2.42%		2.74%	2.31%
Portfolio turnover rate(g)	15%	(c) (h)	20%		36%		24%		35%	33%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.54		$9.63		$9.48		$9.10		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(b)	0.28	(b)	0.28	(b)	0.41	(b)	0.11
Net realized and unrealized gain (loss)	(0.05)		0.18		0.42		0.39		(0.29)

Total From Investment Operations	0.05		0.46		0.70		0.80		(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.23)		(0.17)		(0.26)		(0.20)
From net realized gains	–		(0.32)		(0.38)		(0.16)		(0.52)

Total Distributions	(0.08)		(0.55)		(0.55)		(0.42)		(0.72)

NET ASSET VALUE, END OF PERIOD	$9.51		$9.54		$9.63		$9.48		$9.10

TOTAL RETURN(c)	0.49%	(d) (e)	4.79%		7.43%		8.89%	(f)	(1.74%)	(d) (f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$132,207		$89,421		$59,915		$30,931		$2,341
Ratio of expenses to average net assets(g)			0.35%		0.35%
Before waiver	0.48%	(h)	N/A		N/A		0.35%		0.35%	(h)
After waiver	0.45%	(h)	N/A		N/A		0.35%		0.34%	(h)
Ratio of net investment income to average net assets(g)			2.87%		2.85%
Before waiver	N/A		N/A		N/A		4.29%		10.76%	(h)
After waiver	1.99%	(h)	N/A		N/A		4.29%		10.77%	(h)
Portfolio turnover rate(i)	15%	(d) (j)	20%		36%		24%		35%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited)	(a)
Great-West Conservative Profile II Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized loss	(0.11)

Total From Investment Operations	(0.10)

LESS DISTRIBUTIONS:
From net investment income	(0.09)

Total Distributions	(0.09)

NET ASSETS VALUE, END OF PERIOD	$9.81

TOTAL RETURN(c) (d)	(0.97%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$5,168
Ratio of expenses to average net assets(f)
Before waiver	0.10%	(g)
After waiver	0.09%	(g)
Ratio of net investment income to average net assets(f)	0.33%	(g)
Portfolio turnover rate(h)	15%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	,		Fiscal Years Ended December 31
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Moderately Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.97		$9.10		$8.66		$8.07		$9.25	$8.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(a)	0.27	(a)	0.29	(a)	0.19	(a)	0.51	0.16
Net realized and unrealized gain (loss)	0.01		0.26		0.73		0.69		(0.52)	0.75

Total From Investment Operations	0.09		0.53		1.02		0.88		(0.01)	0.91

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.28)		(0.23)		(0.19)		(0.51)	(0.16)
From net realized gains	–		(0.38)		(0.35)		(0.10)		(0.66)	(0.48)

Total Distributions	(0.08)		(0.66)		(0.58)		(0.29)		(1.17)	(0.64)

NET ASSET VALUE, END OF PERIOD	$8.98		$8.97		$9.10		$8.66		$8.07	$9.25

TOTAL RETURN(b)	0.97%	(c) (d)	5.79%		12.03%		10.83%		(0.02%)	10.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$123,852		$118,432		$110,669		$82,253		$62,684	$90,812
Ratio of expenses to average net assets(e)			0.10%		0.10%		0.10%		0.10%	0.10%
Before waiver	0.22%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.19%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.74%	(f)	2.90%		3.16%		2.28%		2.40%	1.91%
Portfolio turnover rate(g)	14%	(c) (h)	19%		30%		32%		52%	36%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West Moderately Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.77		$9.85		$9.32		$8.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.43	(b)	0.33	(b)	0.33	(b)	0.62
Net realized and unrealized gain (loss)	–		0.12		0.74		0.59		(0.90)

Total From Investment Operations	0.09		0.55		1.07		0.92		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.25)		(0.19)		(0.21)		(0.53)
From net realized gains	–		(0.38)		(0.35)		(0.10)		(0.48)

Total Distributions	(0.07)		(0.63)		(0.54)		(0.31)		(1.01)

NET ASSET VALUE, END OF PERIOD	$9.79		$9.77		$9.85		$9.32		$8.71

TOTAL RETURN(c)	0.91%	(d) (e)	5.56%		11.62%		10.64%	(f)	(2.86%)	(d) (f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$51,357		$28,566		$8,787		$2,712		$522
Ratio of expenses to average net assets(g)			0.35%		0.35%
Before waiver	0.49%	(h)	N/A		N/A		0.35%		0.35%	(h)
After waiver	0.46%	(h)	N/A		N/A		0.35%		0.33%	(h)
Ratio of net investment income to average net assets(g)			4.27%		3.38%
Before waiver	N/A		N/A		N/A		3.52%		6.05%	(h)
After waiver	1.80%	(h)	N/A		N/A		3.53%		6.07%	(h)
Portfolio turnover rate(i)	14%	(d) (j)	19%		30%		32%		52%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited) (a)
Great-West Moderately Conservative Profile II Fund -Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized loss	(0.18)

Total From Investment Operations	(0.10)

LESS DISTRIBUTIONS:
From net investment income	(0.09)

Total Distributions	(0.09)

NET ASSETS VALUE, END OF PERIOD	$9.81

TOTAL RETURN(c) (d)	(1.06%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.06%	(g)
Ratio of net investment income to average net assets(f)	4.54%	(g)
Portfolio turnover rate(h)	14%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Moderate Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$7.69		$7.97		$7.41		$6.93		$7.77	$7.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.24	(a)	0.26	(a)	0.13	(a)	0.16	0.11
Net realized and unrealized gain (loss)	0.07		0.28		0.94		0.73		(0.24)	0.72

Total From Investment Operations	0.12		0.52		1.20		0.86		(0.08)	0.83

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.26)		(0.23)		(0.15)		(0.14)	(0.11)
From net realized gains	–		(0.54)		(0.41)		(0.23)		(0.62)	(0.16)

Total Distributions	(0.06)		(0.80)		(0.64)		(0.38)		(0.76)	(0.27)

NET ASSET VALUE, END OF PERIOD	$7.75		$7.69		$7.97		$7.41		$6.93	$7.77

TOTAL RETURN(b)	1.51%	(c) (d)	6.44%		16.29%		12.47%		(1.05%)	11.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$1,043,440		$1,058,466		$1,052,991		$911,410		$862,977	$1,036,527
Ratio of expenses to average net assets(e)			0.10%		0.10%		0.10%		0.10%	0.10%
Before waiver	0.22%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.20%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.41%	(f)	2.98%		3.30%		1.81%		1.94%	1.47%
Portfolio turnover rate(g)	12%	(c) (h)	16%		26%		27%		34%	31%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West Moderate Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$10.50		$10.60		$9.67		$8.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(b)	0.34	(b)	0.44	(b)	0.30	(b)	0.10
Net realized and unrealized gain (loss)	0.06		0.32		1.09		0.79		(0.49)

Total From Investment Operations	0.14		0.66		1.53		1.09		(0.39)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.22)		(0.19)		(0.15)		(0.14)
From net realized gains	–		(0.54)		(0.41)		(0.23)		(0.51)

Total Distributions	(0.05)		(0.76)		(0.60)		(0.38)		(0.65)

NET ASSET VALUE, END OF PERIOD	$10.59		$10.50		$10.60		$9.67		$8.96

TOTAL RETURN(c)	1.29%	(d) (e)	6.22%		16.03%		12.16%	(f)	(3.87%)	(d) (f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$131,472		$86,301		$57,709		$20,369		$1,357
Ratio of expenses to average net assets(g)			0.35%		0.35%
Before waiver	0.49%	(h)	N/A		N/A		0.35%		0.35%	(h)
After waiver	0.47%	(h)	N/A		N/A		0.35%		0.34%	(h)
Ratio of net investment income to average net assets(g)			3.13%		4.21%
Before waiver	N/A		N/A		N/A		3.08%		8.10%	(h)
After waiver	1.44%	(h)	N/A		N/A		3.08%		8.12%	(h)
Portfolio turnover rate(i)	12%	(d) (j)	16%		26%		27%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited) (a)
Great-West Moderate Profile II Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.00	(c)
Net realized and unrealized loss	(0.11)

Total From Investment Operations	(0.11)

LESS DISTRIBUTIONS:
From net investment income	(0.06)

Total Distributions	(0.06)

NET ASSETS VALUE, END OF PERIOD	$9.83

TOTAL RETURN(d) (e)	(1.08%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10,950
Ratio of expenses to average net assets(g)
Before waiver	0.10%	(h)
After waiver	0.09%	(h)
Ratio of net investment income to average net assets(g)	0.17%	(h)
Portfolio turnover rate(i)	12%	(f) (j)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Moderately Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.54		$8.77		$7.81		$7.07		$9.19	$8.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.28	(a)	0.33	(a)	0.13	(a)	0.73	0.12
Net realized and unrealized gain (loss)	0.11		0.34		1.25		0.86		(0.93)	0.99

Total From Investment Operations	0.16		0.62		1.58		0.99		(0.20)	1.11

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.28)		(0.24)		(0.13)		(0.73)	(0.12)
From net realized gains	–		(0.57)		(0.38)		(0.12)		(1.19)	(0.21)

Total Distributions	(0.05)		(0.85)		(0.62)		(0.25)		(1.92)	(0.33)

NET ASSET VALUE, END OF PERIOD	$8.65		$8.54		$8.77		$7.81		$7.07	$9.19

TOTAL RETURN(b)	1.87%	(c) (d)	7.06%		20.44%		14.07%		(2.10%)	13.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$350,560		$340,089		$310,499		$219,542		$185,733	$301,687
Ratio of expenses to average net assets(e)			0.10%		0.10%		0.10%		0.10%	0.10%
Before waiver	0.22%	(f)	N/A		N/A		N/A		N/A	N/A
After waiver	0.21%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.13%	(f)	3.16%		3.85%		1.67%		1.75%	1.48%
Portfolio turnover rate(g)	13%	(c) (h)	15%		21%		32%		54%	26%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West Moderately Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.66		$9.80		$8.67		$7.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	(b)	0.43	(b)	0.59	(b)	0.21	(b)	0.75
Net realized and unrealized gain (loss)	0.09		0.24		1.15		0.86		(1.23)

Total From Investment Operations	0.15		0.67		1.74		1.07		(0.48)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.24)		(0.23)		(0.13)		(0.73)
From net realized gains	–		(0.57)		(0.38)		(0.12)		(0.94)

Total Distributions	(0.04)		(0.81)		(0.61)		(0.25)		(1.67)

NET ASSET VALUE, END OF PERIOD	$9.77		$9.66		$9.80		$8.67		$7.85

TOTAL RETURN(c)	1.56%	(d) (e)	6.84%		20.17%	(f)	13.76%	(f)	(4.75%)	(d) (f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$57,137		$29,225		$10,506		$1,587		$115
Ratio of expenses to average net assets(g)			0.35%
Before waiver	0.49%	(h)	N/A		0.35%		0.35%		0.35%	(h)
After waiver	0.48%	(h)	N/A		0.35%		0.35%		0.31%	(h)
Ratio of net investment income to average net assets(g)			4.25%
Before waiver	N/A		N/A		6.05%		2.44%		5.15%	(h)
After waiver	1.15%	(h)	N/A		6.05%		2.44%		5.18%	(h)
Portfolio turnover rate(i)	13%	(d) (j)	15%		21%		32%		54%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited) (a)
Great-West Moderately Aggressive Profile II Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized loss	(0.16)

Total From Investment Operations	(0.10)

LESS DISTRIBUTIONS:
From net investment income	(0.06)

Total Distributions	(0.06)

NET ASSETS VALUE, END OF PERIOD	$9.84

TOTAL RETURN(c) (d)	(1.03%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$10
Ratio of expenses to average net assets(f)
Before waiver	0.12%	(g)
After waiver	0.06%	(g)
Ratio of net investment income to average net assets(f)	3.39%	(g)
Portfolio turnover rate(h)	13%	(e) (i)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$7.76		$8.23		$7.28		$6.42		$6.92	$6.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	(a)	0.27	(a)	0.35	(a)	0.07	(a)	0.07	0.05
Net realized and unrealized gain (loss)	0.17		0.42		1.74		0.99		(0.39)	0.91

Total From Investment Operations	0.19		0.69		2.09		1.06		(0.32)	0.96

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.28)		(0.18)		(0.07)		(0.07)	(0.05)
From net realized gains	–		(0.88)		(0.96)		(0.13)		(0.11)	(0.02)

Total Distributions	(0.03)		(1.16)		(1.14)		(0.20)		(0.18)	(0.07)

NET ASSET VALUE, END OF PERIOD	$7.92		$7.76		$8.23		$7.28		$6.42	$6.92

TOTAL RETURN(b)	2.39%	(c) (d)	8.34%		29.07%		16.64%		(4.44%)	15.95%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$626,229		$651,746		$645,735		$523,785		$511,453	$628,699
Ratio of expenses to average net assets(e)	0.22%	(f)	0.10%		0.10%		0.10%		0.10%	0.10%
Ratio of net investment income to average net assets(e)	0.59%	(f)	3.26%		4.22%		0.96%		0.91%	0.78%
Portfolio turnover rate(g)	12%	(c) (h)	16%		26%		28%		34%	30%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	(a)
Great-West Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$12.23		$12.36		$10.48		$9.18		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(b)	0.45	(b)	0.69	(b)	0.17	(b)	0.08
Net realized and unrealized gain (loss)	0.26		0.54		2.30		1.33		(0.76)

Total From Investment Operations	0.29		0.99		2.99		1.50		(0.68)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.24)		(0.15)		(0.07)		(0.08)
From net realized gains	–		(0.88)		(0.96)		(0.13)		(0.06)

Total Distributions	(0.01)		(1.12)		(1.11)		(0.20)		(0.14)

NET ASSET VALUE, END OF PERIOD	$12.51		$12.23		$12.36		$10.48		$9.18

TOTAL RETURN(c)	2.36%	(d) (e)	7.96%		28.75%		16.38%	(f)	(6.86%)	(d) (f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$39,087		$27,959		$16,628		$5,511		$367
Ratio of expenses to average net assets(g)	0.48%	(h)	0.35%		0.35%
Before waiver	N/A		N/A		N/A		0.35%		0.35%	(h)
After waiver	N/A		N/A		N/A		0.35%		0.31%	(h)
Ratio of net investment income to average net assets(g)	0.41%	(h)	3.60%		5.71%
Before waiver	N/A		N/A		N/A		1.66%		6.41%	(h)
After waiver	N/A		N/A		N/A		1.66%		6.44%	(h)
Portfolio turnover rate(i)	12%	(d) (j)	16%		26%		28%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Period Ended June 30, 2015 (Unaudited) (a)
Great-West Aggressive Profile II Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.00)	(c)
Net realized and unrealized loss	(0.11)

Total From Investment Operations	(0.11)

LESS DISTRIBUTIONS:
From net investment income	(0.03)

Total Distributions	(0.03)

NET ASSETS VALUE, END OF PERIOD	$9.86

TOTAL RETURN(d) (e)	(1.09%)	(f)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$13,648
Ratio of expenses to average net assets(g)	0.10%	(h)
Ratio of net investment loss to average net assets(g)	(0.08%)	(h)
Portfolio turnover rate(i)	12%	(f) (j)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

As of June 30, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2015:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2015	$93,974,458	$32,404,093	$183,745,908	$33,205,777
Total interest received	723,133	264,265	1,392,963	264,791
Purchases	13,514,480	9,374,500	18,895,861	6,548,307
Sales	(8,559,235)	(3,221,365)	(12,845,292)	(2,802,384)

Ending Balance, June 30, 2015	$99,652,836	$38,821,493	$191,189,440	$37,216,491

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Great-West Conservative Profile II Fund	$443,605,242	$10,839,380	$(13,313,173)	$(2,473,793)
Great-West Moderately Conservative Profile II Fund	176,497,922	4,116,222	(5,338,757)	(1,222,535)
Great-West Moderate Profile II Fund	1,134,695,271	81,215,518	(29,657,951)	51,557,567
Great-West Moderately Aggressive Profile II Fund	394,468,953	23,255,855	(9,863,933)	13,391,922
Great-West Aggressive Profile II Fund	634,430,529	62,995,066	(18,178,809)	44,816,257

Application of Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Effective May 1, 2015, the Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$7,559,527	$802,565	$1,511,397	$39,292	$—	$—
Great-West American Century Growth Fund Institutional Class	692,941	—	482,390	489,262	44,031	15,080	6,977,913
Great-West Federated Bond Fund Initial Class	—	34,258,488	3,430,074	2,825,353	69,989	172,455	—
Great-West Federated Bond Fund Institutional Class	3,559,171	—	2,146,514	1,673,686	3,461	271,075	34,844,289
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	17,452,436	4,155,610	1,235,167	228,213	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,071,569	—	1,480,300	1,029,267	188,302	102,657	20,342,808
Great-West Invesco Small Cap Value Fund Initial Class	—	3,129,106	307,570	525,564	(66,867)	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	301,033	—	245,272	253,652	(26,621)	3,371	3,025,384
Great-West Life & Annuity Contract	99,652,836	93,974,458	13,514,480	8,559,235	—	723,133	99,652,836
Great-West Loomis Sayles Bond Fund Initial Class	—	37,671,625	9,310,401	1,473,887	(88,793)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	4,713,915	—	3,668,437	2,713,271	(162,956)	756,056	45,489,277
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,129,065	265,555	493,725	(36,291)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	301,781	—	215,541	229,392	(4,506)	14,630	3,026,862
Great-West MFS International Growth Fund Initial Class	—	8,896,503	805,226	1,163,847	190,235	—	—
Great-West MFS International Growth Fund Institutional Class	936,863	—	811,482	539,422	153,115	—	9,096,935
Great-West MFS International Value Fund Initial Class	—	18,032,001	1,548,072	1,797,309	618,930	—	—

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

Great-West MFS International Value Fund Institutional Class	1,915,772	—	1,599,535	878,863	351,941	—	18,621,308
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	7,564,861	819,990	1,519,041	131,667	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	690,219	—	454,382	503,452	56,070	10,487	6,978,115
Great-West Putnam Equity Income Fund Initial Class	—	15,319,524	2,615,967	903,018	315,454	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,702,787	—	1,106,761	770,832	355,656	99,763	16,874,619
Great-West Putnam High Yield Bond Fund Initial Class	—	17,133,614	6,029,150	1,090,278	29,315	—	—
Great-West Putnam High Yield Bond Institutional Class	2,340,067	—	2,045,816	1,452,899	50,724	586,901	22,558,245
Great-West Real Estate Index Fund Initial Class	—	20,643,134	4,160,779	2,587,054	227,913	—	—
Great-West Real Estate Index Fund Institutional Class	2,328,037	—	2,752,937	1,177,111	18,361	249,158	21,976,666
Great-West Short Duration Bond Fund Initial Class	—	27,161,496	2,514,839	1,745,863	7,803	68,809	—
Great-West Short Duration Bond Fund Institutional Class	2,784,668	—	1,393,478	1,624,851	(22,079)	47,022	27,790,985
Great-West Small Cap Growth Fund Initial Class	—	3,129,823	281,236	1,420,918	(342,833)	—	—
Great-West Small Cap Growth Fund Institutional Class	232,823	—	201,181	280,158	(28,754)	—	2,423,691
Great-West T. Rowe Price Equity Income Fund Initial Class	—	15,328,105	2,697,873	786,638	236,569	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,745,799	—	1,190,073	725,892	184,737	177,573	16,864,422
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	4,367,195	1,177,623	398,322	139,150	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	522,638	—	305,489	311,431	107,959	—	5,320,459
Great-West Templeton Global Bond Fund Initial Class	—	46,104,675	4,578,797	6,960,167	(273,912)	—	—
Great-West Templeton Global Bond Fund Institutional Class	4,622,122	—	4,097,780	2,747,714	(225,905)	1,066,538	44,372,375
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	35,971,819	3,365,634	4,527,678	(85,002)	169,883	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,542,565	—	1,977,740	1,766,546	(45,758)	211,230	34,894,260

					$2,338,610	$4,745,821	$441,131,449

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$4,318,827	$815,744	$818,955	$21,603	$—	$—
Great-West American Century Growth Fund Institutional Class	443,725	—	324,777	253,216	14,833	9,687	4,468,311
Great-West Federated Bond Fund Initial Class	—	9,727,589	2,083,437	1,205,629	(20,102)	49,928	—
Great-West Federated Bond Fund Institutional Class	1,118,354	—	832,165	380,418	(12,362)	84,230	10,948,689
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	9,983,363	3,410,129	562,597	102,683	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,327,946	—	946,420	458,999	82,438	65,917	13,040,431
Great-West Invesco Small Cap Value Fund Initial Class	—	1,802,849	353,516	258,189	7,179	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	193,396	—	150,533	112,631	(1,667)	2,174	1,943,627
Great-West Life & Annuity Contract	38,821,493	32,404,093	9,374,500	3,221,365	—	264,265	38,821,493
Great-West Loomis Sayles Bond Fund Initial Class	—	10,693,127	3,724,361	551,389	(34,751)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,480,340	—	1,256,879	512,537	(26,567)	234,743	14,285,282
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	1,806,755	326,447	246,444	26,678	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	194,076	—	127,945	83,188	14,095	9,444	1,946,578
Great-West MFS International Growth Fund Initial Class	—	5,088,643	878,064	560,963	92,179	—	—
Great-West MFS International Growth Fund Institutional Class	600,474	—	513,451	280,588	66,096	—	5,830,602
Great-West MFS International Value Fund Initial Class	—	10,354,352	1,838,666	996,138	333,280	—	—
Great-West MFS International Value Fund Institutional Class	1,226,215	—	1,056,308	423,688	168,450	—	11,918,812
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	4,308,249	783,800	791,924	55,980	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	441,914	—	310,930	256,566	28,701	6,736	4,467,755
Great-West Putnam Equity Income Fund Initial Class	—	8,741,271	2,442,394	455,830	186,008	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,091,937	—	708,386	364,172	149,474	64,137	10,821,094
Great-West Putnam High Yield Bond Fund Initial Class	—	4,862,639	2,195,789	305,997	23,957	—	—
Great-West Putnam High Yield Bond Institutional Class	735,879	—	703,817	287,958	20,579	181,986	7,093,877
Great-West Real Estate Index Fund Initial Class	—	6,561,297	2,097,422	855,530	70,772	—	—
Great-West Real Estate Index Fund Institutional Class	830,488	—	987,955	283,500	3,810	89,437	7,839,802
Great-West Short Duration Bond Fund Initial Class	—	—	1,104,018	30,983	20	2,498	—
Great-West Short Duration Bond Fund Institutional Class	109,602	—	62,481	41,388	78	1,835	1,093,825
Great-West Small Cap Growth Fund Initial Class	—	1,800,848	292,181	805,532	(205,276)	—	—
Great-West Small Cap Growth Fund Institutional Class	150,587	—	127,910	153,802	(15,856)	—	1,567,609
Great-West T. Rowe Price Equity Income Fund Initial Class	—	8,741,633	2,579,300	437,293	191,331	—	—

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

Great-West T. Rowe Price Equity Income Fund Institutional Class	1,120,577	—	784,056	294,364	81,049	114,090	10,824,774
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	2,494,065	951,050	207,238	67,975	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	335,140	—	199,364	156,558	50,118	—	3,411,730
Great-West Templeton Global Bond Fund Initial Class	—	13,109,530	2,580,633	2,421,527	(154,263)	—	—
Great-West Templeton Global Bond Fund Institutional Class	1,457,477	—	1,485,704	557,214	(29,959)	331,064	13,991,777
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	10,216,868	2,084,914	1,697,971	(46,836)	49,160	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,112,621	—	784,288	400,324	(12,278)	65,665	10,959,319

					$1,299,449	$1,626,996	$175,275,387

Great-West Moderate Profile II Fund
Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$46,511,585	$1,951,401	$7,065,884	$749,590	$—	$—
Great-West American Century Growth Fund Institutional Class	4,181,992	—	1,937,459	1,517,841	249,947	92,106	42,112,658
Great-West Federated Bond Fund Initial Class	—	55,157,307	3,827,060	5,727,667	144,313	267,431	—
Great-West Federated Bond Fund Institutional Class	5,494,938	—	3,547,481	2,243,829	(239)	420,775	53,795,440
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	107,695,398	17,113,353	3,688,039	684,223	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,495,545	—	5,339,802	2,195,199	395,563	624,970	122,706,254
Great-West Invesco Small Cap Value Fund Initial Class	—	19,280,031	785,278	2,016,723	176,435	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	1,822,120	—	1,007,241	628,674	108,068	20,719	18,312,310
Great-West Life & Annuity Contract	191,189,440	183,745,908	18,895,861	12,845,292	—	1,392,963	191,189,440
Great-West Loomis Sayles Bond Fund Initial Class	—	60,641,060	11,082,706	1,982,169	(120,770)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	7,278,197	—	5,600,176	3,583,855	(276,652)	1,174,085	70,234,600
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	19,291,099	808,222	1,657,188	775,430	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,829,250	—	818,677	509,343	223,989	90,177	18,347,383
Great-West MFS International Growth Fund Initial Class	—	54,628,174	1,895,903	4,608,701	1,260,226	—	—
Great-West MFS International Growth Fund Institutional Class	5,631,957	—	2,439,729	1,658,858	507,028	—	54,686,301
Great-West MFS International Value Fund Initial Class	—	111,149,629	4,065,085	7,801,946	3,815,169	—	—
Great-West MFS International Value Fund Institutional Class	11,539,792	—	4,922,468	1,805,698	1,072,738	—	112,166,776
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	46,600,864	1,851,177	6,186,647	1,735,568	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,163,970	—	1,392,468	1,396,163	509,343	64,029	42,097,737
Great-West Putnam Equity Income Fund Initial Class	—	94,263,719	9,936,320	2,824,521	1,204,456	—	—

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

Great-West Putnam Equity Income Fund Institutional Class	10,282,953	—	3,855,408	2,162,481	959,239	610,247	101,904,062
Great-West Putnam High Yield Bond Fund Initial Class	—	27,577,240	7,483,972	1,293,663	59,312	—	—
Great-West Putnam High Yield Bond Institutional Class	3,611,996	—	3,158,162	1,917,779	76,552	910,722	34,819,638
Great-West Real Estate Index Fund Initial Class	—	45,446,515	6,936,784	5,003,655	476,092	—	—
Great-West Real Estate Index Fund Institutional Class	5,030,221	—	4,831,210	896,826	(3,468)	542,024	47,485,287
Great-West Short Duration Bond Fund Initial Class	—	—	5,489,412	120,470	109	13,366	—
Great-West Short Duration Bond Fund Institutional Class	538,755	—	234,923	226,440	183	9,164	5,376,779
Great-West Small Cap Growth Fund Initial Class	—	19,278,585	832,259	6,973,258	(830,374)	—	—
Great-West Small Cap Growth Fund Institutional Class	1,413,169	—	933,527	1,272,081	(208,809)	—	14,711,091
Great-West T. Rowe Price Equity Income Fund Initial Class	—	94,400,100	11,266,629	2,308,939	1,330,695	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,535,973	—	4,968,854	1,676,152	893,409	1,082,662	101,777,502
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	26,898,408	5,495,726	2,004,003	527,669	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,158,943	—	1,189,373	998,163	489,475	—	32,158,036
Great-West Templeton Global Bond Fund Initial Class	—	74,412,451	4,657,226	11,924,735	(335,933)	—	—
Great-West Templeton Global Bond Fund Institutional Class	7,138,110	—	6,497,441	3,729,080	(146,097)	1,653,368	68,525,853
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	57,910,053	3,772,739	8,371,801	1,574	263,474	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,466,567	—	3,173,317	2,342,680	(85,246)	328,023	53,845,691

					$16,418,807	$9,560,305	$1,186,252,838

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$19,015,970	$1,712,513	$3,055,204	$325,066	$—	$—
Great-West American Century Growth Fund Institutional Class	1,782,817	—	753,434	510,699	161,071	39,096	17,952,964
Great-West Federated Bond Fund Initial Class	—	13,305,172	1,746,134	2,754,972	(22,300)	61,340	—
Great-West Federated Bond Fund Institutional Class	1,285,969	—	832,438	435,594	(14,034)	97,335	12,589,637
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	43,570,712	9,538,374	1,459,966	252,728	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	5,316,740	—	2,163,257	902,792	165,211	265,432	52,210,390
Great-West Invesco Small Cap Value Fund Initial Class	—	7,839,353	756,119	859,005	122,326	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	775,643	—	401,404	266,266	21,815	8,757	7,795,216
Great-West Life & Annuity Contract	37,216,491	33,205,777	6,548,307	2,802,384	—	264,791	37,216,491
Great-West Loomis Sayles Bond Fund Initial Class	—	14,615,485	2,191,126	673,704	(41,076)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	1,703,680	—	1,296,307	626,423	(42,895)	271,064	16,440,515

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	7,898,601	635,954	881,646	132,785	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	779,459	—	306,971	195,355	57,754	38,124	7,817,974
Great-West MFS International Growth Fund Initial Class	—	21,832,219	2,193,780	2,187,938	153,739	—	—
Great-West MFS International Growth Fund Institutional Class	2,398,358	—	1,159,370	1,000,927	99,656	—	23,288,058
Great-West MFS International Value Fund Initial Class	—	44,267,516	4,510,231	3,027,329	1,449,788	—	—
Great-West MFS International Value Fund Institutional Class	4,914,888	—	2,238,722	900,907	512,483	—	47,772,710
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	18,521,178	1,853,011	2,533,529	575,944	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,775,279	—	585,959	560,412	202,671	27,162	17,948,067
Great-West Putnam Equity Income Fund Initial Class	—	37,678,666	6,683,285	1,145,504	483,627	—	—
Great-West Putnam Equity Income Fund Institutional Class	4,384,027	—	1,504,883	825,181	363,477	258,968	43,445,705
Great-West Putnam High Yield Bond Fund Initial Class	—	6,645,349	1,512,225	307,630	36,284	—	—
Great-West Putnam High Yield Bond Institutional Class	849,925	—	753,333	319,340	33,526	210,139	8,193,276
Great-West Real Estate Index Fund Initial Class	—	12,770,554	2,896,368	1,383,694	129,192	—	—
Great-West Real Estate Index Fund Institutional Class	1,511,578	—	1,548,023	363,296	7,274	162,979	14,269,301
Great-West Short Duration Bond Fund Initial Class	—	—	8,948,637	306,632	268	21,284	—
Great-West Short Duration Bond Fund Institutional Class	874,210	—	406,582	322,501	487	14,719	8,724,612
Great-West Small Cap Growth Fund Initial Class	—	7,822,208	633,575	2,833,932	(351,938)	—	—
Great-West Small Cap Growth Fund Institutional Class	602,597	—	377,317	602,580	(160,817)	—	6,273,034
Great-West T. Rowe Price Equity Income Fund Initial Class	—	37,647,974	7,523,454	1,078,616	571,784	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,500,603	—	2,003,599	605,861	320,187	460,108	43,475,821
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	10,816,741	2,805,732	723,601	145,616	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,345,916	—	458,665	465,912	112,860	—	13,701,428
Great-West Templeton Global Bond Fund Initial Class	—	17,934,914	2,201,177	4,865,840	(343,029)	—	—
Great-West Templeton Global Bond Fund Institutional Class	1,681,927	—	1,542,795	581,460	(13,960)	381,594	16,146,496
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	13,964,558	1,750,876	3,430,104	(74,558)	60,427	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,279,105	—	772,682	464,065	(15,271)	75,887	12,599,180

					$5,357,741	$2,719,206	$407,860,875

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

Great-West Aggressive Profile II Fund
Affiliate	Shares Held 6/30/2015		Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	—	$	47,858,448	$1,371,308	$6,689,825	$669,493	$—	$—
Great-West American Century Growth Fund Institutional Class	4,166,185		—	1,619,043	2,456,157	393,878	91,838	41,953,478
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—		110,810,548	16,648,382	2,852,946	599,681	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	12,432,479		—	4,926,537	5,458,867	904,358	623,848	122,086,943
Great-West Invesco Small Cap Value Fund Initial Class	—		19,784,259	900,074	2,222,542	14,237	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	1,819,148		—	897,003	1,050,302	181,657	20,626	18,282,437
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—		19,785,823	638,610	1,415,449	778,070	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,823,001		—	802,719	915,442	446,050	89,594	18,284,697
Great-West MFS International Growth Fund Initial Class	—		56,535,408	1,382,153	4,721,117	1,174,259	—	—
Great-West MFS International Growth Fund Institutional Class	5,630,530		—	1,884,634	2,479,954	643,933	—	54,672,446
Great-West MFS International Value Fund Initial Class	—		114,881,811	2,859,921	7,625,501	3,616,270	—	—
Great-West MFS International Value Fund Institutional Class	11,535,008		—	3,631,201	3,103,883	1,651,414	—	112,120,275
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—		47,858,538	1,562,452	8,305,010	(576,965)	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,149,414		—	1,182,675	2,248,443	812,688	63,812	41,950,579
Great-West Putnam Equity Income Fund Initial Class	—		97,210,794	8,733,412	1,962,674	819,939	—	—
Great-West Putnam Equity Income Fund Institutional Class	10,239,690		—	3,889,455	4,595,480	2,010,778	607,949	101,475,333
Great-West Real Estate Index Fund Initial Class	—		20,382,182	3,416,195	2,651,736	215,419	—	—
Great-West Real Estate Index Fund Institutional Class	2,162,241		—	2,363,897	1,438,027	(18,084)	234,025	20,411,556
Great-West Small Cap Growth Fund Initial Class	—		19,783,893	666,349	6,563,289	(504,819)	—	—
Great-West Small Cap Growth Fund Institutional Class	1,405,399		—	863,777	1,764,807	(266,488)	—	14,630,202
Great-West T. Rowe Price Equity Income Fund Initial Class	—		97,212,318	10,840,512	2,103,296	936,558	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	10,504,528		—	5,262,748	3,994,919	2,124,342	1,083,247	101,473,742
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—		27,668,419	5,237,610	1,349,729	822,752	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,134,096		—	954,833	1,439,952	984,847	—	31,905,098

						$18,434,267	$2,814,939	$679,246,786

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

3. PURCHASES & SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding tax-free exchanges) were as follows:

	Purchases	Sales
Great-West Conservative Profile II Fund	$88,556,547	$63,030,772
Great-West Moderately Conservative Profile II Fund	51,279,736	23,032,055
Great-West Moderate Profile II Fund	173,994,828	141,585,249
Great-West Moderately Aggressive Profile II Fund	85,746,617	51,618,541
Great-West Aggressive Profile II Fund	82,535,500	97,843,611

4. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile II Fund, Great-West Moderately Aggressive Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Conservative Profile II Fund and Great-West Conservative Profile II Fund (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.

Investment Performance

The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2014. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that for the Great-West Aggressive Profile II Fund, the Board noted that, although the Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the first quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same periods.

For the Great-West Moderately Aggressive Profile II Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the second, second, second and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the three- and ten-year periods ended December 31, 2014.

For the Great-West Moderate Profile II Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the second, first, second and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the three- and ten-year periods ended December 31, 2014.

For the Great-West Moderately Conservative Profile II Fund, the Fund was in the second, third, third and second quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the three- and ten-year periods ended December 31, 2014.

For the Great-West Conservative Profile II Fund, the Fund was in the second, second, third and first quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the three- and ten-year periods ended December 31, 2014.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that for the Great-West Aggressive Profile II Fund, the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and the same as the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

For the Great-West Moderately Aggressive Profile II Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.

For the Great-West Moderate Profile II Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were lower than the average and the same as the median contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.

For the Great-West Moderately Conservative Profile II Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.

For the Great-West Conservative Profile Fund II, the Board noted that the Fund’s Contractual Management Fee was lower than the average and greater than the median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was lower than the average and the same as the median contractual management fee of its peer group of funds. The Board also considered that the Fund’s total annual operating expense ratio was lower than the average and the median total annual operating expense ratio of its peer group and peer universe of funds and in the first quartile of its peer group.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12.   EXHIBITS.

(a)            (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015